Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
12.	PROPERTY AND EQUIPMENT

		Furniture,
		fixtures
	Leasehold	and office	Computer
	improvements	equipment	equipment	Total
	US$	US$	US$	US$

Cost
At January 1, 2023	274,542	195,639	1,015,916	1,486,097
Additions	23,989	9,776	83,572	117,337
Disposals/write-off	(125,223)	(29,478)	(53,990)	(208,691)
Exchange realignment	(707)	(234)	6,926	5,985

At December 31, 2023 and January 1, 2024	172,601	175,703	1,052,424	1,400,728
Additions	187,732	17,606	132,170	337,508
Disposals/write-off	-	-	(83,746)	(83,746)
Exchange realignment	(5,419)	(3,304)	(27,080)	(35,803)
At December 31, 2024	354,914	190,005	1,073,768	1,618,687

Accumulated depreciation
At January 1, 2023	254,152	158,694	779,638	1,192,484
Depreciation provided during the year	9,068	20,703	188,700	218,471
Disposals/write-off	(126,724)	(29,299)	(50,254)	(206,277)
Exchange realignment	(1,044)	(627)	7,232	5,561

At December 31, 2023 and January 1, 2024	135,452	149,471	925,316	1,210,239
Depreciation provided during the year	154,721	15,172	139,140	309,033
Disposals/write-off	-	-	(83,746)	(83,746)
Exchange realignment	(5,108)	(2,804)	(23,440)	(31,352)

At December 31, 2024	285,065	161,839	957,270	1,404,174

Net carrying amount
At December 31, 2024	69,849	28,166	116,498	214,513

At December 31, 2023	37,149	26,232	127,108	190,489